EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Reserve of exchange differences on translation	$ (517,496,486)	$ (339,076,340)	$ (306,674,528)
Movement in foreign currency translation reserve	(178,420,146)	(32,401,812)	(69,596,956)
Brazil
EQUITY
Reserve of exchange differences on translation	(187,071,599)	(102,922,548)	(99,990,343)
Movement in foreign currency translation reserve	(104,863,274)	15,386,079	(10,313,069)
Argentina
EQUITY
Reserve of exchange differences on translation	(291,332,402)	(246,415,922)	(201,118,180)
Movement in foreign currency translation reserve	(44,916,480)	(45,297,742)	(72,770,068)
Paraguay
EQUITY
Reserve of exchange differences on translation	(22,506,692)	6,133,700	8,623,849
Movement in foreign currency translation reserve	(28,640,392)	(2,490,149)	13,486,181
Chile
EQUITY
Reserve of exchange differences on translation	$ (16,585,793)	$ 4,128,430	$ (14,189,854)